NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated October 29, 2012, to the Natixis Funds Statement of Additional Information dated February 1, 2012, the Natixis Funds Statement of Additional Information dated March 30, 2012, and the Natixis Funds Statement of Additional Information dated May 1, 2012, as may be revised or supplemented from time to time for the following Funds:

Loomis Sayles High Income Fund	Loomis Sayles Capital Income Fund
Loomis Sayles Investment Grade Bond Fund	Natixis Diversified Income Fund
Loomis Sayles Strategic Income Fund

Supplement dated October 29, 2012, to the Loomis Sayles Funds Statements of Additional Information dated February 1, 2012, as may be revised or supplemented from time to time for the following Funds:

Loomis Sayles Bond Fund	Loomis Sayles Institutional High Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles High Income Opportunities Fund

Effective immediately, Kathleen C. Gaffney no longer serves as co-portfolio manager to the Funds. Accordingly, all references to Ms. Gaffney and corresponding disclosure related to Ms. Gaffney in the Statements of Additional Information are hereby removed.